Risk/Return Detail Data - FidelityClimateActionFund-RetailPRO	Jul. 30, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Summer Street Trust
FidelityClimateActionFund-RetailPRO | Fidelity Climate Action Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity® Climate Action Fund /Fidelity® Climate Action Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Climate Action Fund seeks long-term growth of capital.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay other fees, such as brokerage commissions on purchases and sales of certain classes of shares of the fund and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	Sep. 30, 2025
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 85 % of the average value of its portfolio.
Portfolio Turnover, Rate	85.00%
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in equity securities of climate aware companies. Climate aware companies are those that Fidelity Management & Research Company LLC (FMR) (the Adviser) believes are working to address climate change or its impacts either indirectly through their corporate strategy, or directly through the technology, services, or products they provide. Such companies include those that (i) have a low carbon transition score of neutral or better as rated by MSCI within the MSCI World Climate Change Index, (ii) have an above average environmental score as rated by MSCI, and/or (iii) have an above average environmental systematic score as rated by FMR (FMR E Score). The neutral rating within the MSCI World Climate Change Index represents companies with limited exposure to low carbon transition carbon risk. The FMR E Score represents the portion of the Adviser's proprietary ESG rating process that focuses on the current state of a company's practices using a data-driven framework that includes proprietary and third-party data. A company's environmental profile may include, but is not limited to, carbon and toxic emissions, water management, waste management, vulnerability to the physical impacts of climate change, and research and investment into products, services, and energies that reduce emissions and/or provide opportunities to achieve a low carbon transition. Investing in securities of domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments. Employing sustainable investing exclusion criteria to avoid investments in issuers that are directly engaged in, and/or derive significant revenue from, certain industries. Please see "Fund Basics - Investment Details - Sustainable Investing Exclusions" for additional information.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Annual Return, Inception Date	Jun. 15, 2021
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Bar Chart, Year to Date Return	17.39%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2023
Highest Quarterly Return	11.30%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Jun. 30, 2022
Lowest Quarterly Return	(18.67%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityClimateActionFund-RetailPRO | Fidelity Climate Action Fund | Fidelity Climate Action Fund
Risk/Return:
Management fee	0.75%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.65%	[1]
Total annual operating expenses	1.40%
Fee waiver and/or expense reimbursement	0.35%	[3]
Total annual operating expenses after fee waiver and/or expense reimbursement	1.05%
1 year	$ 107
3 years	397
5 years	721
10 years	$ 1,639
2022	(25.29%)
2023	19.06%
FidelityClimateActionFund-RetailPRO | Fidelity Climate Action Fund | Return Before Taxes | Fidelity Climate Action Fund
Risk/Return:
Label	Return Before Taxes
Past 1 year	19.06%
Since Inception	(0.36%)	[4]
FidelityClimateActionFund-RetailPRO | Fidelity Climate Action Fund | After Taxes on Distributions | Fidelity Climate Action Fund
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	19.01%
Since Inception	(0.38%)	[4]
FidelityClimateActionFund-RetailPRO | Fidelity Climate Action Fund | After Taxes on Distributions and Sales | Fidelity Climate Action Fund
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	11.31%
Since Inception	(0.27%)	[4]
FidelityClimateActionFund-RetailPRO | Fidelity Climate Action Fund | MS113
Risk/Return:
Label	MSCI World Index
Past 1 year	24.29%
Since Inception	3.93%
FidelityClimateActionFund-RetailPRO | Fidelity Climate Action Fund | IXWC6
Risk/Return:
Label	MSCI World Climate Change Index
Past 1 year	31.71%
Since Inception	4.81%

[1]	B Adjusted to reflect current fees.
[2]
A The management fee comprises a basic fee , which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the MSCI World Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.24% was previously charged under the services agreements. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[3]
C Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 1.05% (the Expense Cap). If at any time during the current fiscal year expenses for the class of shares of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through September 30, 2025 . FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

[4]	A From June 15, 2021 .